Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Dec. 05, 2022	Mar. 31, 2023	Mar. 31, 2024
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold	13,000,000
Number of shares sold value	¥ 37,528
Gains on sale of shares		¥ 28,000
NRI [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		22.30%	23.00%
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Difference between the carrying amount of the equity method investment and the underlying equity in net assets		¥ 23,640	¥ 27,053
NREH [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		37.50%	37.50%